Geographic areas and major customers (Sales By Geographic Region) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	[1]	$ 125,690	$ 100,347	$ 82,738
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		100,434	65,590	54,537
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		20,156	24,208	16,331
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		$ 5,100	$ 10,549	$ 11,870

[1]	Including sales to related parties in the amount of US$ 1,154 thousand, US$ 762 thousand and US$ 1,275 thousand in 2015, 2016 and 2017, respectively.